UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001857228

Mello Mortgage Capital Acceptance 2026-SD1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: N/A

Denise Apicella, (888) 337-6888

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G.  Please see Item 3 and Exhibit 99.1 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Due Diligence Standard
Schedule 4 – Grading Summary Report
Schedule 5 – Valuations Summary Report
Schedule 6 – Additional Fields Report
Schedule 7 – Pay History Review Report
Schedule 8 – Title Review Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 15, 2026

mello Securitization Depositor LLC
(Depositor)

By:	/s/ David Hayes
Name: David Hayes
Title: Chief Financial Officer

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Due Diligence Standard
Schedule 4 – Grading Summary Report
Schedule 5 – Valuations Summary Report
Schedule 6 – Additional Fields Report
Schedule 7 – Pay History Review Report
Schedule 8 – Title Review Report